Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenues	$ 862,459	$ 823,666	$ 783,348
Retail
Disclosure Of Operating Segments [Line Items]
Revenues	561,509	504,159	478,494
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	282,880	289,243	270,789
Other
Disclosure Of Operating Segments [Line Items]
Revenues	18,070	30,264	34,065
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenues	482,861	434,263	408,410
Europe & International | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	382,505	351,818	331,993
Europe & International | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	97,112	80,261	72,908
Europe & International | Other
Disclosure Of Operating Segments [Line Items]
Revenues	3,244	2,184	3,509
North America
Disclosure Of Operating Segments [Line Items]
Revenues	249,559	274,455	250,264
North America | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	150,213	140,842	127,700
North America | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	98,036	125,639	116,832
North America | Other
Disclosure Of Operating Segments [Line Items]
Revenues	1,310	7,974	5,732
Greater China
Disclosure Of Operating Segments [Line Items]
Revenues	130,039	114,948	124,674
Greater China | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	28,791	11,499	18,801
Greater China | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	87,732	83,343	81,049
Greater China | Other
Disclosure Of Operating Segments [Line Items]
Revenues	13,516	20,106	24,824
US
Disclosure Of Operating Segments [Line Items]
Revenues	244,128	269,541	247,049
UK
Disclosure Of Operating Segments [Line Items]
Revenues	139,243	135,550	136,241
Germany
Disclosure Of Operating Segments [Line Items]
Revenues	134,596	120,068	104,854
China
Disclosure Of Operating Segments [Line Items]
Revenues	128,815	113,789	119,507
Sweden
Disclosure Of Operating Segments [Line Items]
Revenues	48,575	45,812	47,273
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenues	28,625	26,507	26,921
Finland
Disclosure Of Operating Segments [Line Items]
Revenues	18,350	20,589	22,178
Switzerland
Disclosure Of Operating Segments [Line Items]
Revenues	17,077	14,044	7,933
Other
Disclosure Of Operating Segments [Line Items]
Revenues	$ 103,050	$ 77,766	$ 71,392